UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21423
                                                    -----------

                       The Gabelli Dividend & Income Trust
                -----------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
                -----------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                -----------------------------------------------
                     (Name and address of agent for service)


       registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                             --------------

                     Date of reporting period: June 30, 2006
                                              ---------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                                                                    [LOGO]
                                                                    THE GABELLI
                                                                    DIVIDEND &
                                                                    INCOME TRUST

                       THE GABELLI DIVIDEND & INCOME TRUST

                               Semi-Annual Report
                                  June 30, 2006

TO OUR SHAREHOLDERS,

      The Gabelli Dividend & Income Trust's (the "Fund") total return during the second quarter was 2.4% on a net asset value ("NAV") basis, compared to a 1.4% decline for the Standard & Poor's ("S&P") 500 Index. Year to date through June 30, 2006, the Fund's total return was 9.2% on an NAV basis versus a 2.7% gain for the S&P 500 Index. The Fund's market price rose 2.5% during the second quarter and 8.8% for the first half of 2006. The Fund's market price on June 30, 2006 was $18.56, which equates to a 15.3% discount to its NAV of $21.90.

      Enclosed are the financial statements and the investment portfolio as of June 30, 2006.

COMPARATIVE RESULTS

--------------------------------------------------------------------------------
                AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 2006 (a)

                                                                                        SINCE
                                                                   YEAR TO            INCEPTION
                                                        QUARTER     DATE     1 YEAR   (11/28/03)
                                                        -------     ----     ------   ----------
GABELLI DIVIDEND & INCOME TRUST
 NAV RETURN (b) ....................................     2.38%      9.22%     13.42%    11.84%
 INVESTMENT RETURN (c) .............................     2.53       8.81       6.64      3.50
S&P 500 Index ......................................    (1.44)      2.71       8.62      9.26
Dow Jones Industrial Average .......................     0.93       5.25      11.07      7.64
Nasdaq Composite Index .............................    (7.17)     (1.51)      5.60      4.05

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE SOLD, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE DOW JONES INDUSTRIAL AVERAGE IS AN UNMANAGED INDEX OF 30 LARGE CAPITALIZATION STOCKS. THE S&P 500 AND THE NASDAQ COMPOSITE INDICES ARE UNMANAGED INDICATORS OF STOCK MARKET PERFORMANCE. DIVIDENDS ARE CONSIDERED REINVESTED EXCEPT FOR THE NASDAQ COMPOSITE INDEX.

(b) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN NAV AND REINVESTMENT OF DISTRIBUTIONS AT NAV ON THE EX-DIVIDEND DATE, AND ARE NET OF EXPENSES. SINCE INCEPTION RETURN BASED ON AN INITIAL NAV OF $19.06.

(c) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN CLOSING MARKET VALUES ON THE NEW YORK STOCK EXCHANGE AND REINVESTMENT OF DISTRIBUTIONS. SINCE INCEPTION RETURN IS BASED ON AN INITIAL OFFERING PRICE OF $20.00.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------

                       THE GABELLI DIVIDEND & INCOME TRUST
                    SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The  following  table  presents   portfolio  holdings  as  a  percent  of  total
investments as of June 30, 2006:

LONG POSITIONS
Energy and Utilities: Oil ............................................    14.7%
Repurchase Agreements ................................................    14.1%
Financial Services ...................................................    13.8%
Energy and Utilities: Integrated .....................................    11.2%
Telecommunications ...................................................     5.7%
Energy and Utilities: Electric .......................................     5.2%
U.S. Government Obligations ..........................................     5.0%
Energy and Utilities: Natural Gas ....................................     4.0%
Food and Beverage ....................................................     3.7%
Diversified Industrial ...............................................     3.2%
Health Care ..........................................................     2.5%
Consumer Products ....................................................     2.2%
Equipment and Supplies ...............................................     1.5%
Cable and Satellite ..................................................     1.3%
Entertainment ........................................................     1.3%
Transportation .......................................................     1.0%
Specialty Chemicals ..................................................     0.9%
Aerospace ............................................................     0.9%
Automotive: Parts and Accessories ....................................     0.8%
Metals and Mining ....................................................     0.8%
Broadcasting .........................................................     0.6%
Agriculture ..........................................................     0.6%
Hotels and Gaming ....................................................     0.6%
Retail ...............................................................     0.6%
Communications Equipment .............................................     0.5%
Real Estate ..........................................................     0.5%
Business Services ....................................................     0.4%
Energy and Utilities .................................................     0.4%
Publishing ...........................................................     0.4%
Wireless Communications ..............................................     0.3%
Energy and Utilities: Water ..........................................     0.3%
Machinery ............................................................     0.2%
Environmental Services ...............................................     0.2%
Automotive ...........................................................     0.2%
Aviation: Parts and Services .........................................     0.2%
Paper and Forest Products ............................................     0.1%
Energy and Utilities: Services .......................................     0.1%
Real Estate Investment Trusts ........................................     0.0%
Manufactured Housing and Recreational Vehicles .......................     0.0%
Building and Construction ............................................     0.0%
                                                                         -----
                                                                         100.0%
                                                                         =====

SHORT POSITIONS
Equipment and Supplies ...............................................    (0.0)%
                                                                         =====

THE GABELLI DIVIDEND & INCOME TRUST (THE "FUND") FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED MARCH 31, 2006. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI (800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE
COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

PROXY VOTING

      The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, (i) by calling 800-GABELLI (800-422-3554); (ii) by writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) by visiting the Securities and Exchange Commission's website at www.sec.gov.

SHAREHOLDER MEETING - MAY 15, 2006 - FINAL RESULTS

      The  Annual  Meeting  of  Shareholders  was  held on May  15,  2006 at the
Greenwich Library in Greenwich, Connecticut. At that meeting, common and preferred shareholders voting together as a single class elected Salvatore M. Salibello and Edward T. Tokar as Trustees of the Fund. There were 84,684,266 votes and 84,686,945 votes cast in favor of each Trustee and 1,567,833 votes and 1,565,155 votes were withheld, respectively. In addition, preferred shareholders voting as a single class elected James P. Conn as Trustee. There were 5,214,905 votes cast in favor of Mr. Conn and 115,405 votes withheld.

      Mario J. Gabelli, Anthony J. Colavita, Mario d'Urso, Frank J. Fahrenkopf, Jr., Michael J. Melarkey, Anthonie C. van Ekris, and Salvatore J. Zizza continue to serve in their capacities as Trustees.

      We thank you for your participation and appreciate your continued support.

                       THE GABELLI DIVIDEND & INCOME TRUST
                            SCHEDULE OF INVESTMENTS
                            JUNE 30, 2006 (UNAUDITED)

                                                                                 MARKET
   SHARES                                                        COST            VALUE
  --------                                                      ------          --------
               COMMON STOCKS -- 77.1%
               AEROSPACE -- 0.7%
      10,000   Goodrich Corp. ..........................    $      281,823   $      402,900
      30,000   Kaman Corp. .............................           515,942          546,000
   2,000,000   Rolls-Royce Group plc+ ..................        14,847,047       15,311,500
 107,600,000   Rolls-Royce Group plc,
                 Cl. B .................................           110,290          203,950
                                                            --------------   --------------
                                                                15,755,102       16,464,350
                                                            --------------   --------------
               AGRICULTURE -- 0.6%
     360,000   Archer-Daniels-Midland Co. ..............         6,003,461       14,860,800
                                                            --------------   --------------
               AUTOMOTIVE -- 0.2%
     100,000   General Motors Corp. ....................         2,825,660        2,979,000
      30,000   Navistar International Corp.+ ...........           723,021          738,300
                                                            --------------   --------------
                                                                 3,548,681        3,717,300
                                                            --------------   --------------
               AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.8%
     300,000   Dana Corp. ..............................         2,867,483          792,000
     455,000   Genuine Parts Co. .......................        15,537,978       18,955,300
                                                            --------------   --------------
                                                                18,405,461       19,747,300
                                                            --------------   --------------
               AVIATION: PARTS AND SERVICES -- 0.2%
      50,000   Sequa Corp., Cl. A+ .....................         3,632,221        4,075,000
                                                            --------------   --------------
               BROADCASTING -- 0.1%
     100,000   Univision Communications
                 Inc., Cl. A+ ..........................         3,418,960        3,350,000
                                                            --------------   --------------
               BUSINESS SERVICES -- 0.4%
     500,000   BAA plc .................................         8,864,609        8,626,588
                                                            --------------   --------------
               CABLE AND SATELLITE -- 1.3%
      50,000   Cablevision Systems Corp.,
                 Cl. A+ ................................           747,292        1,072,500
      14,200   Cogeco Inc. .............................           276,997          254,412
     115,000   DIRECTV Group Inc.+ .....................         1,956,083        1,897,500
     330,000   EchoStar Communications
                 Corp., Cl. A+ .........................         9,966,819       10,167,300
      81,734   Liberty Global Inc., Cl. A+ .............         1,686,985        1,757,281
      73,680   Liberty Global Inc., Cl. C+ .............         1,482,714        1,515,597
     279,800   PanAmSat Holding Corp. ..................         6,913,030        6,989,404
     195,000   Rogers Communications
                 Inc., Cl. B ...........................         4,550,823        7,878,000
                                                            --------------   --------------
                                                                27,580,743       31,531,994
                                                            --------------   --------------
               COMMUNICATIONS EQUIPMENT -- 0.0%
      20,000   Thomas & Betts Corp.+ ...................           629,282        1,026,000
                                                            --------------   --------------
               CONSUMER PRODUCTS -- 2.2%
     329,000   Alberto-Culver Co. ......................        15,124,233       16,028,880
      10,000   Altria Group Inc. .......................           491,463          734,300
     115,000   Avon Products Inc. ......................         3,434,698        3,565,000
     400,000   Body Shop International plc .............         2,094,367        2,215,359

                                                                                 MARKET
   SHARES                                                        COST            VALUE
  --------                                                      ------          --------
      33,000   Eastman Kodak Co. .......................    $      837,383   $      784,740
     135,000   Gallaher Group plc, ADR .................         6,687,853        8,442,900
       1,000   Kimberly-Clark Corp. ....................            53,184           61,700
     180,000   Mattel Inc. .............................         3,029,526        2,971,800
     100,000   Procter & Gamble Co. ....................         5,296,457        5,560,000
     700,000   Swedish Match AB ........................         7,085,845       11,282,871
                                                            --------------   --------------
                                                                44,135,009       51,647,550
                                                            --------------   --------------
               DIVERSIFIED INDUSTRIAL -- 2.9%
     150,000   BOC Group plc ...........................         4,097,763        4,385,414
     180,000   Bouygues SA .............................         6,242,882        9,255,209
     140,000   Cooper Industries Ltd.,
                 Cl. A .................................         9,009,200       13,008,800
     500,000   General Electric Co. ....................        16,320,036       16,480,000
     240,000   Honeywell
                 International Inc. ....................         8,075,152        9,672,000
      80,000   ITT Industries Inc. .....................         3,501,872        3,960,000
     116,000   Sonoco Products Co. .....................         2,882,932        3,671,400
       1,000   Textron Inc. ............................            51,500           92,180
   1,051,000   Tomkins plc .............................         5,080,148        5,592,493
       3,193   United States Steel Corp. ...............            88,510          223,879
     120,000   WHX Corp.+ ..............................         1,191,265        1,104,000
                                                            --------------   --------------
                                                                56,541,260       67,445,375
                                                            --------------   --------------
               ENERGY AND UTILITIES: ELECTRIC -- 5.2%
      30,000   Allegheny Energy Inc.+ ..................           438,040        1,112,100
     120,000   ALLETE Inc. .............................         3,983,448        5,682,000
     310,000   American Electric
                 Power Co. Inc. ........................         9,600,039       10,617,500
     410,000   DPL Inc. ................................         8,135,720       10,988,000
      17,500   DTE Energy Co. ..........................           667,957          712,950
     270,000   Duquesne Light
                 Holdings Inc. .........................         4,812,167        4,438,800
     280,000   Electric Power
                 Development Co. Ltd. ..................         6,816,389       10,667,599
     230,000   FPL Group Inc. ..........................         7,915,075        9,517,400
     600,000   Great Plains Energy Inc. ................        18,388,421       16,716,000
     600,000   Pepco Holdings Inc. .....................        11,391,942       14,148,000
     240,000   Pinnacle West
                 Capital Corp. .........................         9,369,027        9,578,400
     490,000   Southern Co. ............................        14,616,327       15,704,500
     390,000   Unisource Energy Corp. ..................        10,038,586       12,148,500
                                                            --------------   --------------
                                                               106,173,138      122,031,749
                                                            --------------   --------------
               ENERGY AND UTILITIES: INTEGRATED -- 11.2%
      12,000   Alliant Energy Corp. ....................           305,115          411,600
     400,000   Ameren Corp. ............................        18,188,356       20,200,000
      50,000   Avista Corp. ............................           926,534        1,141,500
      11,000   Black Hills Corp. .......................           335,198          377,630
      33,000   CH Energy Group Inc. ....................         1,524,587        1,584,000
     108,000   Chubu Electric
                 Power Co. Inc. ........................         2,458,019        2,916,113

                 See accompanying notes to financial statements.

                       THE GABELLI DIVIDEND & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2006 (UNAUDITED)

                                                                                 MARKET
   SHARES                                                        COST            VALUE
  --------                                                      ------          --------
               COMMON STOCKS (CONTINUED)
               ENERGY AND UTILITIES: INTEGRATED (CONTINUED)
     121,500   Chugoku Electric
                 Power Co. Inc. ........................    $    2,194,052   $    2,569,294
     278,000   CONSOL Energy Inc. ......................         3,210,102       12,988,160
     200,000   Consolidated Edison Inc. ................         8,201,972        8,888,000
      20,000   Dominion Resources Inc. .................         1,455,866        1,495,800
     695,000   Duke Energy Corp. .......................        16,551,069       20,412,150
     430,000   Edison SpA ..............................         1,002,090          863,487
     200,000   El Paso Corp. ...........................         2,048,265        3,000,000
      20,000   Empire District Electric Co. ............           443,360          411,000
     385,000   Endesa SA ...............................         9,834,687       13,389,292
      75,000   Endesa SA, ADR ..........................         2,469,172        2,409,000
     300,000   Enel SpA ................................         2,324,318        2,586,240
      47,000   Enel SpA, ADR ...........................         1,839,336        2,021,940
     139,500   Energy East Corp. .......................         3,166,127        3,338,235
     220,000   FirstEnergy Corp. .......................         7,886,725       11,926,200
     130,000   Hawaiian Electric
                 Industries Inc. .......................         3,060,314        3,628,300
     250,000   Hera SpA ................................           552,073          831,383
     121,500   Hokkaido Electric
                 Power Co. Inc. ........................         2,282,208        2,882,493
     121,500   Hokuriku Electric
                 Power Co. .............................         2,131,359        2,813,483
     121,500   Kansai Electric
                 Power Co. Inc. ........................         2,333,021        2,717,931
      80,500   Korea Electric
                 Power Corp., ADR ......................         1,181,180        1,526,280
     121,500   Kyushu Electric
                 Power Co. Inc. ........................         2,374,466        2,824,100
      24,500   Maine & Maritimes Corp. .................           715,926          382,200
      10,000   MGE Energy Inc. .........................           354,894          311,500
      35,102   National Grid plc, ADR ..................         1,588,562        1,897,614
     255,000   NiSource Inc. ...........................         5,329,541        5,569,200
     620,000   NSTAR ...................................        14,807,368       17,732,000
     500,000   OGE Energy Corp. ........................        12,037,779       17,515,000
      40,000   Ormat Technologies Inc. .................           600,000        1,526,000
     330,000   Progress Energy Inc. ....................        14,816,426       14,147,100
     300,000   Public Service Enterprise
                 Group Inc. ............................        18,762,100       19,836,000
     174,603   Scottish Power plc, ADR .................         6,417,653        7,532,373
     121,500   Shikoku Electric
                 Power Co. Inc. ........................         2,264,565        2,723,239
      15,000   TECO Energy Inc. ........................           255,758          224,100
     121,500   Tohoku Electric
                 Power Co. Inc. ........................         2,112,763        2,664,846
     108,000   Tokyo Electric
                 Power Co. Inc. ........................         2,545,172        2,982,174
       2,000   TXU Corp. ...............................            28,289          119,580
      71,000   Vectren Corp. ...........................         1,798,052        1,934,750
     470,000   Westar Energy Inc. ......................         9,309,271        9,893,500

                                                                                 MARKET
   SHARES                                                        COST            VALUE
  --------                                                      ------          --------
      90,000   Wisconsin Energy Corp. ..................    $    2,844,518   $    3,627,000
     150,000   WPS Resources Corp. .....................         6,859,066        7,440,000
     720,000   Xcel Energy Inc. ........................        12,423,264       13,809,600
                                                            --------------   --------------
                                                               216,150,538      262,021,387
                                                            --------------   --------------
               ENERGY AND UTILITIES: NATURAL GAS -- 4.0%
       8,500   AGL Resources Inc. ......................           231,031          324,020
     102,000   Atmos Energy Corp. ......................         2,539,709        2,846,820
      14,800   Delta Natural Gas Co. Inc. ..............           374,076          362,748
       6,000   Energen Corp. ...........................           124,550          230,460
     500,000   KeySpan Corp. ...........................        18,605,417       20,200,000
      20,000   Kinder Morgan Energy
                 Partners LP ...........................           824,553          919,200
      50,000   Kinder Morgan Inc. ......................         4,975,950        4,994,500
      60,000   Laclede Group Inc. ......................         1,690,312        2,061,600
     300,000   National Fuel Gas Co. ...................         7,226,378       10,542,000
     215,000   Nicor Inc. ..............................         7,320,919        8,922,500
     220,000   ONEOK Inc. ..............................         5,480,182        7,488,800
     270,000   Peoples Energy Corp. ....................        11,217,023        9,695,700
     300,000   SEMCO Energy Inc.+ ......................         1,686,087        1,668,000
     200,000   Sempra Energy ...........................         5,955,980        9,096,000
      30,000   South Jersey Industries Inc. ............           657,687          821,700
      70,000   Southern Union Co. ......................         1,656,784        1,894,200
     180,000   Southwest Gas Corp. .....................         4,320,420        5,641,200
     100,000   Western Gas Resources Inc. ..............         5,969,750        5,985,000
                                                            --------------   --------------
                                                                80,856,808       93,694,448
                                                            --------------   --------------
               ENERGY AND UTILITIES: OIL -- 14.7%
      14,000   Anadarko Petroleum Corp. ................           391,850          667,660
      40,000   Apache Corp. ............................         1,905,219        2,730,000
      20,000   Baker Hughes Inc. .......................           759,763        1,637,000
      46,900   BG Group plc, ADR .......................         1,893,244        3,136,672
     160,000   BP plc, ADR .............................         7,479,063       11,137,600
      40,000   Cameron
                 International Corp.+ ..................         1,103,787        1,910,800
     141,817   Chesapeake Energy Corp. .................         2,453,634        4,289,964
     319,888   Chevron Corp. ...........................        18,621,240       19,852,250
       1,000   Cimarex Energy Co. ......................            28,300           43,000
     420,996   ConocoPhillips ..........................        21,244,394       27,587,868
      75,000   Devon Energy Corp. ......................         3,238,390        4,530,750
     290,000   Diamond Offshore
                 Drilling Inc. .........................        16,562,002       24,339,700
     187,500   Eni SpA, ADR ............................         6,854,713       11,015,625
     225,000   Exxon Mobil Corp. .......................        10,427,149       13,803,750
     270,000   Halliburton Co. .........................        14,616,168       20,036,700
      30,000   Hess Corp. ..............................           830,468        1,585,500
     460,000   Kerr-McGee Corp. ........................        23,676,852       31,901,000
     297,000   Marathon Oil Corp. ......................        14,194,073       24,740,100
     190,000   Murphy Oil Corp. ........................         9,634,839       10,613,400
       4,000   Nabors Industries Ltd.+ .................            97,350          135,160
       1,000   Niko Resources Ltd. .....................            57,455           56,472

                 See accompanying notes to financial statements.

                       THE GABELLI DIVIDEND & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2006 (UNAUDITED)

                                                                                 MARKET
   SHARES                                                        COST            VALUE
  --------                                                      ------          --------
               COMMON STOCKS (CONTINUED)
               ENERGY AND UTILITIES: OIL (CONTINUED)
       5,000   Noble Corp. .............................    $      254,820   $      372,100
     190,000   Occidental Petroleum Corp. ..............        13,423,052       19,484,500
      14,000   Oceaneering
                 International Inc.+ ...................           390,875          641,900
      30,000   PetroChina Co. Ltd., ADR ................         2,256,659        3,239,100
     335,000   Remington Oil &
                 Gas Corp.+ ............................        14,908,639       14,729,950
     280,000   Repsol YPF SA, ADR ......................         5,930,532        7,856,800
     200,000   Royal Dutch Shell plc,
                 Cl. A, ADR ............................         9,567,840       13,396,000
     120,000   Schlumberger Ltd. .......................         3,977,835        7,813,200
       1,000   Seitel Inc.+ ............................             1,285            3,560
     940,000   Statoil ASA, ADR ........................        13,338,307       26,808,800
     200,000   Sunoco Inc. .............................         8,156,500       13,858,000
     200,000   Total SA, ADR ...........................         8,718,885       13,104,000
      80,000   Transocean Inc.+ ........................         4,506,519        6,425,600
                                                            --------------   --------------
                                                               241,501,701      343,484,481
                                                            --------------   --------------
               ENERGY AND UTILITIES: SERVICES -- 0.1%
     135,000   ABB Ltd., ADR ...........................         1,474,605        1,749,600
                                                            --------------   --------------
               ENERGY AND UTILITIES: WATER -- 0.3%
      11,000   American States Water Co. ...............           273,608          392,150
      53,333   Aqua America Inc. .......................           873,085        1,215,459
       4,000   Artesian Resources Corp.,
                 Cl. A .................................           113,635          115,440
       3,000   California Water
                 Service Group .........................            94,710          107,220
       6,000   Connecticut Water
                 Service Inc. ..........................           152,821          140,520
       6,000   Middlesex Water Co. .....................           111,082          113,520
      21,466   Pennichuck Corp. ........................           417,620          438,765
      90,000   SJW Corp. ...............................         1,507,781        2,290,500
      16,800   Southwest Water Co. .....................           192,169          201,096
       5,000   Suez SA .................................           156,718          205,287
     168,000   Suez SA, Strips+ ........................                 0            2,149
      36,000   United Utilities plc, ADR ...............           774,333          853,560
       6,000   York Water Co. ..........................           115,031          143,340
                                                            --------------   --------------
                                                                 4,782,593        6,219,006
                                                            --------------   --------------
               ENTERTAINMENT -- 1.1%
       8,000   Grupo Televisa SA, ADR ..................            79,516          154,480
     400,000   The Walt Disney Co. .....................         9,200,166       12,000,000
     400,000   Time Warner Inc. ........................         6,817,035        6,920,000
     220,000   Vivendi SA, ADR .........................         6,879,598        7,680,200
                                                            --------------   --------------
                                                                22,976,315       26,754,680
                                                            --------------   --------------
               ENVIRONMENTAL SERVICES -- 0.2%
     200,000   Allied Waste
                 Industries Inc.+ ......................         2,185,554        2,272,000

                                                                                 MARKET
   SHARES                                                        COST            VALUE
  --------                                                      ------          --------
      11,000   Veolia Environnement ....................    $      304,150   $      568,551
      75,000   Waste Management Inc. ...................         2,108,060        2,691,000
                                                            --------------   --------------
                                                                 4,597,764        5,531,551
                                                            --------------   --------------
               EQUIPMENT AND SUPPLIES -- 1.4%
     115,000   CIRCOR International Inc. ...............         2,094,187        3,506,350
      29,000   Lufkin Industries Inc. ..................           457,313        1,723,470
      50,000   Mueller Industries Inc. .................         2,132,702        1,651,500
     280,000   RPC Inc. ................................         1,866,263        6,798,400
     300,000   Weatherford
                 International Ltd.+ ...................        13,223,842       14,886,000
     300,000   Xerox Corp.+ ............................         4,332,750        4,173,000
                                                            --------------   --------------
                                                                24,107,057       32,738,720
                                                            --------------   --------------
               FINANCIAL SERVICES -- 13.1%
     305,000   AllianceBernstein
                 Holding LP ............................        10,783,205       18,647,700
     370,000   American Express Co. ....................        16,473,279       19,691,400
     260,000   American International
                 Group Inc. ............................        15,667,075       15,353,000
      80,000   Ameriprise Financial Inc. ...............         2,638,721        3,573,600
     285,000   AmSouth Bancorporation ..................         7,434,245        7,538,250
     594,000   Bank of America Corp. ...................        27,000,738       28,571,400
     361,400   Bank of New York Co. Inc. ...............        11,720,504       11,637,080
       5,000   BlackRock Inc., Cl. A ...................           387,461          695,850
     550,000   Citigroup Inc. ..........................        26,539,205       26,532,000
     210,000   Commerce Bancorp Inc. ...................         7,038,752        7,490,700
      30,000   Deutsche Bank AG ........................         2,456,595        3,375,000
      80,000   Fannie Mae ..............................         3,906,030        3,848,000
      40,000   Fidelity National
                 Financial Inc. ........................         1,562,229        1,558,000
       7,000   Fidelity National Title
                 Group Inc., Cl. A .....................           168,700          137,690
     165,000   Fifth Third Bancorp .....................         7,291,050        6,096,750
     100,000   First Horizon
                 National Corp. ........................         4,259,774        4,020,000
      40,000   Flushing Financial Corp. ................           744,305          718,400
      27,000   Hartford Financial
                 Services Group Inc. ...................         1,748,090        2,284,200
     520,000   JPMorgan Chase & Co. ....................        18,950,295       21,840,000
      15,000   Marshall & Ilsley Corp. .................           667,500          686,100
      97,000   Merrill Lynch & Co. Inc. ................         6,419,754        6,747,320
     135,000   Morgan Stanley ..........................         6,866,538        8,533,350
     200,000   New York Community
                 Bancorp Inc. ..........................         3,851,837        3,302,000
      21,000   NewAlliance
                 Bancshares Inc. .......................           308,926          300,510
      40,000   North Fork
                 Bancorporation Inc. ...................         1,022,376        1,206,800
     210,000   PNC Financial Services
                 Group Inc. ............................        11,239,980       14,735,700

                 See accompanying notes to financial statements.

                       THE GABELLI DIVIDEND & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2006 (UNAUDITED)

                                                                                 MARKET
   SHARES                                                        COST            VALUE
  --------                                                      ------          --------
               COMMON STOCKS (CONTINUED)
               FINANCIAL SERVICES (CONTINUED)
     345,000   Popular Inc. ............................    $    7,680,899   $    6,624,000
       4,000   Progressive Corp. .......................            89,520          102,840
     323,621   Sovereign Bancorp Inc. ..................         6,825,051        6,572,732
     290,000   St. Paul Travelers
                 Companies Inc. ........................        10,913,064       12,928,200
      20,750   Sterling Bancorp ........................           438,751          404,625
     100,000   T. Rowe Price Group Inc. ................         3,368,235        3,781,000
      60,000   The Allstate Corp. ......................         3,220,720        3,283,800
       5,000   Unitrin Inc. ............................           187,486          217,950
      15,214   Valley National Bancorp .................           378,568          391,152
     260,000   Wachovia Corp. ..........................        12,388,303       14,060,800
     350,000   Waddell & Reed
                 Financial Inc., Cl. A .................         7,779,892        7,196,000
      32,000   Washington Mutual Inc. ..................         1,266,593        1,458,560
       3,500   Webster Financial Corp. .................           155,536          166,040
     225,000   Wells Fargo & Co. .......................        13,331,455       15,093,000
      85,200   Wilmington Trust Corp. ..................         3,043,530        3,593,736
     157,000   Zions Bancorporation ....................        10,917,297       12,236,580
                                                            --------------   --------------
                                                               279,132,064      307,231,815
                                                            --------------   --------------
               FOOD AND BEVERAGE -- 3.6%
     165,000   Anheuser-Busch
                 Companies Inc. ........................         7,558,315        7,522,350
      50,000   Campbell Soup Co. .......................         1,495,352        1,855,500
     260,000   Coca-Cola Co. ...........................        11,432,684       11,185,200
     175,000   ConAgra Foods Inc. ......................         4,459,103        3,869,250
     220,000   General Mills Inc. ......................        10,213,247       11,365,200
     210,000   Groupe Danone ...........................        21,836,787       26,685,469
     180,000   H.J. Heinz Co. ..........................         6,477,710        7,419,600
       1,000   Kellogg Co. .............................            35,550           48,430
      50,000   Kraft Foods Inc., Cl. A .................         1,563,386        1,545,000
     339,450   Parmalat SpA, GDR+ (a) ..................           981,615        1,060,136
     320,000   Sara Lee Corp. ..........................         6,809,297        5,126,400
      50,000   The Hershey Co. .........................         2,660,455        2,753,500
      62,000   Wm. Wrigley Jr. Co. .....................         2,976,799        2,812,320
       3,000   Wm. Wrigley Jr. Co., Cl. B ..............           167,630          135,900
                                                            --------------   --------------
                                                                78,667,930       83,384,255
                                                            --------------   --------------
               HEALTH CARE -- 2.5%
     145,000   Bristol-Myers Squibb Co. ................         3,552,525        3,749,700
     150,000   Diagnostic Products Corp. ...............         8,677,050        8,725,500
     200,000   Eli Lilly & Co. .........................        11,682,338       11,054,000
      90,000   IMS Health Inc. .........................         2,266,881        2,416,500
     220,000   Merck & Co. Inc. ........................         8,376,601        8,014,600
       1,000   NeuTec Pharma plc+ ......................            20,854           19,287
      60,000   Owens & Minor Inc. ......................         1,517,872        1,716,000
     680,000   Pfizer Inc. .............................        20,157,094       15,959,600
       9,500   Schering AG .............................         1,068,138        1,081,559
      70,000   Wyeth ...................................         3,093,990        3,108,700
      30,000   Zimmer Holdings Inc.+ ...................         1,896,568        1,701,600
                                                            --------------   --------------
                                                                62,309,911       57,547,046
                                                            --------------   --------------

                                                                                 MARKET
   SHARES                                                        COST            VALUE
  --------                                                      ------          --------
               HOTELS AND GAMING -- 0.6%
      40,000   Aztar Corp.+ ............................    $    1,564,788   $    2,078,400
     100,000   GTECH Holdings Corp. ....................         3,364,659        3,478,000
     100,000   Hilton Hotels Corp. .....................         1,701,949        2,828,000
       9,600   Kerzner International Ltd.+ .............           765,984          761,088
     705,882   Ladbrokes plc ...........................         9,246,474        5,319,210
                                                            --------------   --------------
                                                                16,643,854       14,464,698
                                                            --------------   --------------
               MACHINERY -- 0.2%
     150,000   CNH Global NV ...........................         2,953,366        3,588,000
      10,000   Deere & Co. .............................           622,074          834,900
                                                            --------------   --------------
                                                                 3,575,440        4,422,900
                                                            --------------   --------------
               MANUFACTURED HOUSING AND RECREATIONAL VEHICLES -- 0.0%
       1,100   Skyline Corp. ...........................            42,889           47,058
                                                            --------------   --------------
               METALS AND MINING -- 0.7%
      40,000   Alcoa Inc. ..............................         1,238,527        1,294,400
      10,000   Alliance Holdings GP LP+ ................           230,523          216,800
      20,000   Arch Coal Inc. ..........................           314,774          847,400
       8,000   BHP Billiton Ltd., ADR ..................           217,549          344,560
      50,000   Falconbridge Ltd. .......................         2,622,196        2,633,701
       3,000   Fording Canadian
                 Coal Trust ............................            32,950           95,100
     120,000   Freeport-McMoRan Copper
                 & Gold Inc., Cl. B ....................         4,389,476        6,649,200
      24,000   Inco Ltd. ...............................           911,698        1,581,600
      10,000   Massey Energy Co. .......................           235,475          360,000
      25,000   Peabody Energy Corp. ....................           353,789        1,393,750
      24,000   Phelps Dodge Corp. ......................           967,520        1,971,840
       1,000   Rio Tinto plc, ADR ......................           127,360          209,710
       3,000   Westmoreland Coal Co.+ ..................            52,605           71,160
                                                            --------------   --------------
                                                                11,694,442       17,669,221
                                                            --------------   --------------
               PAPER AND FOREST PRODUCTS -- 0.1%
     100,000   International Paper Co. .................         3,489,980        3,230,000
                                                            --------------   --------------
               PUBLISHING -- 0.4%
     135,000   Dow Jones & Co. Inc. ....................         5,111,401        4,726,350
     280,000   Reader's Digest
                 Association Inc. ......................         4,114,706        3,908,800
                                                            --------------   --------------
                                                                 9,226,107        8,635,150
                                                            --------------   --------------
               REAL ESTATE -- 0.5%
      12,000   Brookfield Asset
                 Management Inc., Cl. A ................           186,195          487,440
       1,000   Inmobiliaria Colonial SA ................            79,018           79,429
     350,000   Trizec Properties Inc. ..................        10,057,900       10,024,000
                                                            --------------   --------------
                                                                10,323,113       10,590,869
                                                            --------------   --------------
               RETAIL -- 0.8%
     155,000   Ingles Markets Inc., Cl. A ..............         1,758,049        2,635,000
     430,000   Safeway Inc. ............................         9,102,128       11,180,000

                 See accompanying notes to financial statements.

                       THE GABELLI DIVIDEND & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2006 (UNAUDITED)

                                                                                 MARKET
   SHARES                                                        COST            VALUE
  --------                                                      ------          --------
               COMMON STOCKS (CONTINUED)
               RETAIL (CONTINUED)
      22,000   Saks Inc. ...............................    $      395,507   $      355,740
     114,660   SUPERVALU Inc. ..........................         3,411,135        3,520,062
                                                            --------------   --------------
                                                                14,666,819       17,690,802
                                                            --------------   --------------
               SPECIALTY CHEMICALS -- 0.9%
       5,000   Arkema, ADR+ ............................           269,656          195,059
      75,000   Ashland Inc. ............................         3,123,758        5,002,500
     165,200   Dow Chemical Co. ........................         6,665,971        6,447,756
      95,000   E.I. du Pont de
                 Nemours & Co. .........................         4,109,121        3,952,000
     214,200   Ferro Corp. .............................         4,192,841        3,418,632
     115,000   Olin Corp. ..............................         2,093,768        2,061,950
      18,146   Tronox Inc., Cl. B ......................           186,196          238,983
                                                            --------------   --------------
                                                                20,641,311       21,316,880
                                                            --------------   --------------
               TELECOMMUNICATIONS -- 5.1%
     690,000   AT&T Inc. ...............................        17,030,119       19,244,100
     650,000   BCE Inc. ................................        14,200,754       15,372,500
     200,000   BellSouth Corp. .........................         5,331,371        7,240,000
      74,000   BT Group plc, ADR .......................         2,312,412        3,277,460
       2,000   CenturyTel Inc. .........................            58,989           74,300
      50,000   Compania de
                 Telecomunicaciones de
                 Chile SA, ADR .........................           596,783          342,000
     100,000   Deutsche Telekom AG, ADR ................         1,796,995        1,604,000
     900,000   Eircom Group plc ........................         2,516,691        2,509,497
      42,000   Embarq Corp.+ ...........................         1,625,738        1,721,580
      55,000   France Telecom SA, ADR ..................         1,338,443        1,202,300
     210,000   Hellenic Telecommunications
                 Organization SA, ADR+ .................         1,644,219        2,339,400
     200,000   Portugal Telecom SGPS SA ................         2,318,352        2,414,847
     145,000   Qwest Communications
                 International Inc.+ ...................           476,364        1,173,050
     840,000   Sprint Nextel Corp. .....................        16,438,020       16,791,600
      12,000   Telecom Corp. of New
                 Zealand Ltd., ADR .....................           322,396          238,680
     200,000   Telecom Italia SpA, ADR .................         5,741,078        5,584,000
      26,000   Telefonica SA, ADR ......................         1,107,367        1,293,240
     260,000   Telefonos de Mexico SA
                 de CV, Cl. L, ADR .....................         4,337,484        5,415,800
     150,000   Telstra Corp. Ltd., ADR .................         2,756,717        2,055,000
      70,000   TELUS Corp., Non-Voting .................         1,208,705        2,835,627
     810,000   Verizon
                 Communications Inc. ...................        29,385,130       27,126,900
                                                            --------------   --------------
                                                               112,544,127      119,855,881
                                                            --------------   --------------
               TRANSPORTATION -- 0.7%
     290,000   Associated British Ports
                 Holdings plc ..........................         4,861,715        4,842,539
       4,000   Frontline Ltd. ..........................           137,211          151,400

                                                                                 MARKET
   SHARES                                                        COST            VALUE
  --------                                                      ------          --------
     210,000   GATX Corp. ..............................    $    5,512,154   $    8,925,000
      24,000   Golden Ocean Group Ltd.+ ................            14,400           16,116
       4,250   Ship Finance
                 International Ltd. ....................            96,012           73,568
      35,000   Teekay Shipping Corp. ...................         1,135,504        1,464,400
                                                            --------------   --------------
                                                                11,756,996       15,473,023
                                                            --------------   --------------
               WIRELESS COMMUNICATIONS -- 0.3%
      14,000   Crown Castle
                 International Corp.+ ..................           226,237          483,560
     110,000   United States Cellular Corp.+ ...........         5,022,195        6,666,000
       3,000   Vimpel-Communications,
                 ADR+ ..................................            91,155          137,460
                                                            --------------   --------------
                                                                 5,339,587        7,287,020
                                                            --------------   --------------
               TOTAL
                 COMMON STOCKS .........................     1,531,189,878    1,805,564,497
                                                            --------------   --------------
               CONVERTIBLE PREFERRED STOCKS -- 2.1%
               AEROSPACE -- 0.1%
       8,315   Northrop Grumman Corp.,
                 7.000% Cv. Pfd., Ser. B ...............           997,555        1,051,848
                                                            --------------   --------------
               AUTOMOTIVE -- 0.0%
      16,000   General Motors Corp.,
                 4.500% Cv. Pfd., Ser. A ...............           415,435          390,560
                                                            --------------   --------------
               BROADCASTING -- 0.0%
      20,460   Emmis Communications Corp.,
                 6.250% Cv. Pfd., Ser. A ...............           960,081          925,815
                                                            --------------   --------------
               BUILDING AND CONSTRUCTION -- 0.0%
         200   Fleetwood Capital Trust,
                 6.000% Cv. Pfd. .......................             6,210            6,850
                                                            --------------   --------------
               DIVERSIFIED INDUSTRIAL -- 0.3%
     179,400   Owens-Illinois Inc.,
                 4.750% Cv. Pfd. .......................         5,956,159        6,279,000
      80,502   Smurfit-Stone Container Corp.,
                 7.000% Cv. Pfd., Ser. A ...............         2,008,346        1,791,169
                                                            --------------   --------------
                                                                 7,964,505        8,070,169
                                                            --------------   --------------
               ENERGY AND UTILITIES -- 0.4%
       5,000   Chesapeake Energy Corp.,
                 5.000% Cv. Pfd. (a) ...................           512,500          660,325
      20,000   CMS Energy Corp.,
                 4.500% Cv. Pfd., Ser. B ...............         1,069,063        1,415,000
     130,000   El Paso Corp. Capital Trust I,
                 4.750% Cv. Pfd., Ser. C ...............         4,680,219        4,709,900
      40,000   Hanover Compressor Capital
                 Trust, 7.250% Cv. Pfd. ................         1,999,452        2,250,000
                                                            --------------   --------------
                                                                 8,261,234        9,035,225
                                                            --------------   --------------

                 See accompanying notes to financial statements.

                       THE GABELLI DIVIDEND & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2006 (UNAUDITED)

                                                                                 MARKET
   SHARES                                                        COST            VALUE
  --------                                                      ------          --------
               CONVERTIBLE PREFERRED STOCKS (CONTINUED)
               ENTERTAINMENT -- 0.1%
     130,000   Six Flags Inc.,
                 7.250% Cv. Pfd., Ser. B ...............    $    3,021,346   $    2,808,000
                                                            --------------   --------------
               FINANCIAL SERVICES -- 0.7%
       2,400   Doral Financial Corp.,
                 4.750% Cv. Pfd. .......................           389,670          302,400
     210,000   National Australia Bank Ltd.,
                 7.875% Cv. Pfd. .......................         7,994,364        8,922,900
     138,900   Newell Financial Trust I,
                 5.250% Cv. Pfd. .......................         6,516,450        6,146,325
                                                            --------------   --------------
                                                                14,900,484       15,371,625
                                                            --------------   --------------
               HEALTH CARE -- 0.0%
      10,000   Omnicare Inc.,
                 4.000% Cv. Pfd., Ser. B ...............           605,400          630,600
                                                            --------------   --------------
               REAL ESTATE INVESTMENT TRUSTS -- 0.0%
       2,100   Equity Office Properties Trust,
                 5.250% Cv. Pfd., Ser. B ...............           104,120          112,980
                                                            --------------   --------------
               TELECOMMUNICATIONS -- 0.4%
      50,000   Cincinnati Bell Inc.,
                 6.750% Cv. Pfd., Ser. B ...............         2,118,418        2,150,000
     121,000   Crown Castle International Corp.,
                 6.250% Cv. Pfd. .......................         5,568,000        6,866,750
                                                            --------------   --------------
                                                                 7,686,418        9,016,750
                                                            --------------   --------------
               TRANSPORTATION -- 0.1%
       1,500   GATX Corp.,
                 $2.50 Cv. Pfd. ........................           199,475          315,000
         982   Kansas City Southern,
                 4.250% Cv. Pfd. .......................           551,884          931,168
                                                            --------------   --------------
                                                                   751,359        1,246,168
                                                            --------------   --------------
               TOTAL CONVERTIBLE
                 PREFERRED STOCKS ......................        45,674,147       48,666,590
                                                            --------------   --------------

  PRINCIPAL
   AMOUNT
 -----------
               CONVERTIBLE CORPORATE BONDS -- 1.7%
               AEROSPACE -- 0.1%
$  1,000,000   GenCorp Inc., Sub. Deb. Cv.,
                 5.750%, 04/15/07 ......................           996,109        1,063,750
                                                            --------------   --------------
               AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.0%
     500,000   Standard Motor Products Inc.,
                 Sub. Deb. Cv.,
                 6.750%, 07/15/09 ......................           483,209          443,750
                                                            --------------   --------------

  PRINCIPAL                                                                      MARKET
   AMOUNT                                                        COST            VALUE
 -----------                                                    ------          --------
               BROADCASTING -- 0.5%
$    100,000   Lin Television Corp.,
                 Sub. Deb. Cv.,
                 2.500%, 05/15/33 ......................    $       91,507   $       91,000
  13,240,000   Sinclair Broadcast Group Inc.,
                 Sub. Deb. Cv.,
                 6.000%, 09/15/12 ......................        10,974,525       11,518,800
                                                            --------------   --------------
                                                                11,066,032       11,609,800
                                                            --------------   --------------
               BUSINESS SERVICES -- 0.0%
     910,000   Trans-Lux Corp., Sub. Deb. Cv.,
                 8.250%, 03/01/12 ......................           908,196          861,087
                                                            --------------   --------------
               COMMUNICATIONS EQUIPMENT -- 0.5%
  10,000,000   Agere Systems Inc.,
                 Sub. Deb. Cv.,
                 6.500%, 12/15/09 ......................        10,065,724        9,937,500
   2,000,000   TriQuint Semiconductor Inc.,
                 Sub. Deb. Cv.,
                 4.000%, 03/01/07 ......................         1,979,776        1,975,000
                                                            --------------   --------------
                                                                12,045,500       11,912,500
                                                            --------------   --------------
               ENTERTAINMENT -- 0.1%
   1,500,000   The Walt Disney Co., Cv.,
                 2.125%, 04/15/23 ......................         1,518,211        1,659,375
                                                            --------------   --------------
               EQUIPMENT AND SUPPLIES -- 0.1%
   1,000,000   Robbins & Myers Inc.,
                 Sub. Deb. Cv.,
                 8.000%, 01/31/08 ......................         1,006,680        1,172,500
                                                            --------------   --------------
               FINANCIAL SERVICES -- 0.0%
     250,000   AON Corp., Deb. Cv.,
                 3.500%, 11/15/12 ......................           269,206          408,438
                                                            --------------   --------------
               METALS AND MINING -- 0.0%
     400,000   Inco Ltd., Cv.,
                 Zero Coupon, 03/29/21 .................           406,225          702,000
                                                            --------------   --------------
               REAL ESTATE -- 0.0%
               Palm Harbor Homes Inc., Cv.,
     100,000     3.250%, 05/15/24 ......................            84,293           85,500
   1,000,000     3.250%, 05/15/24 (a) ..................           973,114          855,000
                                                            --------------   --------------
                                                                 1,057,407          940,500
                                                            --------------   --------------
               TELECOMMUNICATIONS -- 0.2%
   6,000,000   Nortel Networks Corp., Cv.,
                 4.250%, 09/01/08 ......................         5,778,713        5,685,000
                                                            --------------   --------------
               TRANSPORTATION -- 0.2%
   3,000,000   GATX Corp., Cv.,
                 7.500%, 02/01/07 ......................         3,147,426        3,795,000
                                                            --------------   --------------
               TOTAL CONVERTIBLE
                 CORPORATE BONDS .......................        38,682,914       40,253,700
                                                            --------------   --------------

                 See accompanying notes to financial statements.

                       THE GABELLI DIVIDEND & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2006 (UNAUDITED)

                                                                                 MARKET
   SHARES                                                        COST            VALUE
  --------                                                      ------          --------
               WARRANTS -- 0.0%
               FOOD AND BEVERAGE -- 0.0%
         650   Parmalat SpA, GDR,
                 expire 12/31/15+ (a)(b) ...............    $            0   $            0
                                                            --------------   --------------

  PRINCIPAL
   AMOUNT
 -----------
               SHORT-TERM OBLIGATIONS -- 19.1%
               REPURCHASE AGREEMENTS -- 14.1%
$180,000,000   ABN Amro, 4.480%, dated
                 06/30/06, due 07/03/06,
                 proceeds at maturity,
                 $180,067,200(c) .......................       180,000,000      180,000,000
 150,000,000   Barclays Capital Inc., 4.400%,
                 dated 06/30/06, due 07/03/06,
                 proceeds at maturity,
                 $150,055,000(d) .......................       150,000,000      150,000,000
                                                            --------------   --------------
                                                               330,000,000      330,000,000
                                                            --------------   --------------
               U.S. TREASURY BILLS -- 5.0%
 118,623,000   U.S. Treasury Bills,
                 4.657% to 4.923%++,
                 07/06/06 to 10/12/06 (e) ..............       117,721,667      117,713,488
                                                            --------------   --------------
               TOTAL SHORT-TERM
                 OBLIGATIONS ...........................       447,721,667      447,713,488
                                                            --------------   --------------
TOTAL INVESTMENTS -- 100.0% ............................    $2,063,268,606    2,342,198,275
                                                            ==============

SECURITIES SOLD SHORT
  (Proceeds received $495,805) ...........................................         (499,274)

OTHER ASSETS AND LIABILITIES (NET) .......................................        1,050,691

PREFERRED STOCK
  (5,814,200 preferred shares outstanding) ...............................     (500,000,000)
                                                                             --------------
NET ASSETS -- COMMON SHARES
  (84,128,005 common shares outstanding) .................................   $1,842,749,692
                                                                             ==============
NET ASSET VALUE PER COMMON SHARE
  ($1,842,749,692 / 84,128,005 shares outstanding) .......................   $        21.90
                                                                             ==============

                                                                                 MARKET
  SHARES                                                       PROCEEDS          VALUE
 --------                                                     ----------        --------
                COMMON STOCKS SOLD SHORT -- (0.0)%
                EQUIPMENT AND SUPPLIES -- (0.0)%
     (19,100)   Robbins & Myers Inc. .....................  $     (495,805)  $     (499,274)
                                                            ==============   ==============

----------
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the market value of Rule 144A securities amounted to $2,575,461 or 0.11% of total investments. Except as noted in (b), these securities are liquid.

(b) At June 30, 2006, the Fund held an investment in a restricted and illiquid security amounting to $0 or 0.00% of total investments, which was valued under methods approved by the Board, as follows:

                                                                                               06/30/06
 ACQUISITION                                                 ACQUISITION     ACQUISITION    CARRYING VALUE
   SHARES      ISSUER                                           DATE            COST           PER UNIT
  --------     ------                                           ----            ----           --------
         650   Parmalat SpA, GDR
                 warrants expire 12/31/15 ..............      11/09/05          $0.00          $0.0000

(c) Collateralized by U.S. Treasury Note, 4.875%, due 04/30/08, market value $183,600,000.

(d) Collateralized by U.S. Treasury Bond, 8.125%, due 08/15/21, market value $153,000,000.

(e) At June 30, 2006, $505,000 of the principal amount was pledged as collateral for securities sold short.

+     Non-income producing security.

++    Represents annualized yield at date of purchase.

ADR   American Depository Receipt

GDR   Global Depository Receipt

                                                       % OF
                                                       MARKET        MARKET
                                                       VALUE         VALUE
                                                       -----     --------------
GEOGRAPHIC DIVERSIFICATION
LONG POSITIONS
North America .....................................     84.4%    $1,977,910,712
Europe ............................................     11.2        261,180,060
Latin America .....................................      2.1         49,555,311
Japan .............................................      1.5         35,761,272
Asia/Pacific ......................................      0.8         17,790,920
                                                       -----     --------------
Total Investments .................................    100.0%    $2,342,198,275
                                                       =====     ==============
SHORT POSITION
North America .....................................     (0.0)%   $     (499,274)
                                                       =====     ==============

                 See accompanying notes to financial statements.

                       THE GABELLI DIVIDEND & INCOME TRUST

                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2006 (UNAUDITED)

ASSETS:
  Investments, at value (cost $1,733,268,606) ................   $2,012,198,275
  Repurchase agreements, at value (cost $330,000,000) ........      330,000,000
  Foreign currency, at value (cost $6,183,486) ...............        6,269,112
  Segregated cash ............................................        2,196,698
  Cash .......................................................            1,403
  Unrealized appreciation on swap contracts ..................        5,617,614
  Dividends and interest receivable ..........................        3,718,470
  Receivable for investments sold ............................          495,805
  Other assets ...............................................           36,161
                                                                 --------------
  TOTAL ASSETS ...............................................    2,360,533,538
                                                                 --------------
LIABILITIES:
  Securities sold short (proceeds $495,805) ..................          499,274
  Payable for investments purchased ..........................       12,246,634
  Payable for investment advisory fees .......................        4,089,157
  Dividends payable ..........................................          369,178
  Payable for offering expenses ..............................          151,935
  Payable for payroll expenses ...............................            9,029
  Payable for Trustees' fees .................................            4,449
  Other accrued expenses .....................................          414,190
                                                                 --------------
  TOTAL LIABILITIES ..........................................       17,783,846
                                                                 --------------
PREFERRED STOCK:
  Series A Cumulative Preferred Stock (5.875%, $25
    liquidation value, $0.001 par value, 3,200,000
    shares authorized with 3,200,000 shares issued
    and outstanding) .........................................       80,000,000
  Series B Cumulative Preferred Stock (Auction
    Market, $25,000 liquidation value, $0.001 par
    value, 4,000 shares authorized with 4,000 shares
    issued and outstanding) ..................................      100,000,000
  Series C Cumulative Preferred Stock (Auction
    Market, $25,000 liquidation value, $0.001 par
    value, 4,800 shares authorized with 4,800 shares
    issued and outstanding) ..................................      120,000,000
  Series D Cumulative Preferred Stock (6.00%, $25
    liquidation value, $0.001 par value, 2,600,000
    shares authorized with 2,600,000 shares issued
    and outstanding) .........................................       65,000,000
  Series E Cumulative Preferred Stock (Auction Rate,
    $25,000 liquidation value, $0.001 par value,
    5,400 shares authorized with 5,400 shares issued
    and outstanding) .........................................      135,000,000
                                                                 --------------
  TOTAL PREFERRED STOCK ......................................      500,000,000
                                                                 --------------
  NET ASSETS ATTRIBUTABLE TO
    COMMON SHAREHOLDERS ......................................   $1,842,749,692
                                                                 ==============
NET ASSETS ATTRIBUTABLE TO COMMON
  SHAREHOLDERS CONSIST OF:
  Shares of beneficial interest, at $0.001 par value .........   $       84,128
  Additional paid-in capital .................................    1,547,165,204
  Accumulated net realized gain on investments,
    options, futures contracts, securities sold short,
    and foreign currency transactions ........................       10,865,487
  Net unrealized appreciation on investments
    and swap contracts .......................................      284,547,283
  Net unrealized depreciation on securities sold short .......           (3,469)
  Net unrealized appreciation on foreign
    currency translations ....................................           91,059
                                                                 --------------
  NET ASSETS .................................................   $1,842,749,692
                                                                 ==============
NET ASSET VALUE PER COMMON SHARE
  ($1,842,749,692 / 84,128,005 shares outstanding;
  unlimited number of shares authorized) .....................   $        21.90
                                                                 ==============

                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)

INVESTMENT INCOME:
  Dividends (net of foreign taxes of $771,386) ...............   $   38,859,941
  Interest ...................................................       11,251,879
                                                                 --------------
  TOTAL INVESTMENT INCOME ....................................       50,111,820
                                                                 --------------
EXPENSES:
  Investment advisory fees ...................................       11,633,985
  Auction agent fees .........................................          450,376
  Shareholder communications expenses ........................          286,861
  Payroll expenses ...........................................          106,714
  Trustees' fees .............................................           88,449
  Custodian fees .............................................          115,425
  Legal and audit fees .......................................           49,058
  Shareholder services fees ..................................           19,150
  Interest expense ...........................................            4,225
  Miscellaneous expense ......................................          201,844
                                                                 --------------
  TOTAL EXPENSES .............................................       12,956,087
  Less: Custodian fee credits ................................          (46,316)
                                                                 --------------
  TOTAL NET EXPENSES .........................................       12,909,771
                                                                 --------------
  NET INVESTMENT INCOME ......................................       37,202,049
                                                                 --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS, OPTIONS, FUTURES CONTRACTS,
  SWAP CONTRACTS, SECURITIES SOLD SHORT, AND
  FOREIGN CURRENCY:
  Net realized gain on investments ...........................       35,351,947
  Net realized loss on option contracts written ..............           (5,070)
  Net realized gain on futures contracts .....................        1,538,828
  Net realized gain on swap contracts ........................          308,308
  Net realized loss on foreign currency transactions .........         (369,267)
                                                                 --------------
  Net realized gain on investments, options, futures
    contracts, swap contracts, securities sold short,
    and foreign currency transactions ........................       36,824,746
  Net change in unrealized appreciation/depreciation
    on investments, options, futures contracts, swap
    contracts, securities sold short, and foreign
    currency translations ....................................       97,117,540
                                                                 --------------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
    INVESTMENTS, OPTIONS, FUTURES CONTRACTS,
    SWAP CONTRACTS, SECURITIES SOLD SHORT, AND
    FOREIGN CURRENCY .........................................      133,942,286
                                                                 --------------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS ..........................................      171,144,335

  Total Distributions to Preferred
    Stock Shareholders .......................................      (12,613,316)
                                                                 --------------
  NET INCREASE IN NET ASSETS ATTRIBUTABLE TO
    COMMON SHAREHOLDERS RESULTING FROM
    OPERATIONS ...............................................   $  158,531,019
                                                                 ==============

                 See accompanying notes to financial statements.

                       THE GABELLI DIVIDEND & INCOME TRUST

     STATEMENT OF CHANGES IN NET ASSETS ATTRIBUTABLE TO COMMON SHAREHOLDERS

                                                                                                SIX MONTHS ENDED
                                                                                                 JUNE 30, 2006        YEAR ENDED
                                                                                                  (UNAUDITED)      DECEMBER 31, 2005
                                                                                                ----------------   -----------------
OPERATIONS:
  Net investment income .....................................................................   $    37,202,049     $    47,549,275
  Net realized gain on investments, options, futures contracts, swap contracts,
    and foreign currency transactions .......................................................        36,824,746          68,354,941
  Net change in unrealized appreciation on investments, options, futures contracts,
    swap contracts, securities sold short, and foreign currency translations ................        97,117,540          43,584,535
                                                                                                ---------------     ---------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ......................................       171,144,335         159,488,751
                                                                                                ---------------     ---------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS:
  Net investment income .....................................................................        (7,456,726)*        (5,432,355)
  Net realized short-term gain on investments, options, and foreign currency transactions ...        (3,901,705)*        (1,314,615)
  Net realized long-term gains on investments, options, and foreign currency transactions ...        (1,254,885)*        (6,733,232)
                                                                                                ---------------     ---------------
  TOTAL DISTRIBUTIONS TO PREFERRED SHAREHOLDERS .............................................       (12,613,316)        (13,480,202)
                                                                                                ---------------     ---------------
  NET INCREASE IN NET ASSETS ATTRIBUTABLE TO COMMON SHAREHOLDERS
    RESULTING FROM OPERATIONS ...............................................................       158,531,019         146,008,549
                                                                                                ---------------     ---------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS:
  Net investment income .....................................................................       (29,878,107)*       (40,982,793)
  Net realized short-term gain on investments, options, and foreign currency transactions ...       (15,633,614)*        (9,917,725)
  Net realized long-term gains on investments, options, and foreign currency transactions ...        (5,028,159)*       (50,796,878)
                                                                                                ---------------     ---------------
  TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS ................................................       (50,539,880)       (101,697,396)
                                                                                                ---------------     ---------------
FUND SHARE TRANSACTIONS:
  Net decrease from repurchase of common shares .............................................        (3,396,622)         (9,076,752)
  Offering costs for preferred shares charged to paid-in capital ............................                --          (3,782,570)
                                                                                                ---------------     ---------------
  NET DECREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS ...................................        (3,396,622)        (12,859,322)
                                                                                                ---------------     ---------------
  NET INCREASE IN NET ASSETS ATTRIBUTABLE TO COMMON SHAREHOLDERS ............................       104,594,517          31,451,831
NET ASSETS ATTRIBUTABLE TO COMMON SHAREHOLDERS:
  Beginning of period .......................................................................     1,738,155,175       1,706,703,344
                                                                                                ---------------     ---------------
  End of period (including undistributed net investment income of
    $0 and $132,784, respectively) ..........................................................   $ 1,842,749,692     $ 1,738,155,175
                                                                                                ===============     ===============

----------
* Based on fiscal year to date book income. Amounts are subject to change and recharacterization at fiscal year end.

                 See accompanying notes to financial statements.

                       THE GABELLI DIVIDEND & INCOME TRUST
                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION. The Gabelli Dividend & Income Trust (the "Fund") is a non-diversified closed-end management investment company organized as a Delaware statutory trust on November 18, 2003 and registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Investment operations commenced on November 28, 2003.

      The Fund's investment objective is to provide a high level of total return on its assets with an emphasis on dividends and income. The Fund will attempt to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in dividend paying securities (such as common and preferred stock) or other income producing securities (such as fixed income debt securities and securities that are convertible into equity securities).

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

      SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

      Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

      Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

                       THE GABELLI DIVIDEND & INCOME TRUST
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

      REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2006, the Fund had investments of $330,000,000 in repurchase agreements.

      OPTIONS. The Fund may purchase or write call or put options on securities or indices. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates.

      As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at expiration date, but only to the extent of the premium paid.

      In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money," and "out-of-the-money," respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline moderately during the option period, (b) covered at-the-money call options when the Adviser expects that the price of the underlying security will remain stable or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions.

      SWAP AGREEMENTS. The Fund may enter into interest rate swap or cap transactions. The use of swaps and caps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio transactions. Swap agreements may involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected in the Statement of Assets and Liabilities. In an interest rate swap, the Fund would agree to pay to the other party to the interest rate swap (which is known as the counterparty) periodically a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund periodically a variable rate payment that is intended to approximate the Fund's variable rate payment obligation on Series B Preferred Stock. In an

                       THE GABELLI DIVIDEND & INCOME TRUST
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

interest rate cap, the Fund would pay a premium to the counterparty and, to the extent that a specified variable rate index exceeds a predetermined fixed rate, would receive from that counterparty payments of the difference based on the notional amount of such cap. Interest rate swap and cap transactions introduce additional risk because the Fund would remain obligated to pay preferred stock dividends when due in accordance with the Articles Supplementary even if the counterparty defaulted. If there is a default by the counterparty to a swap contract, the Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to a swap contract or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to a swap contract. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize this risk. Depending on the general state of short-term interest rates and the returns on the Fund's portfolio securities at that point in time, such a default could negatively affect the Fund's ability to make dividend payments for Series B Preferred Stock. In addition, at the time an interest rate swap or cap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the Fund's ability to make dividend payments on Series B Preferred Stock.

      Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps is reported as unrealized gains or losses in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements.

      The Fund has entered into an interest rate swap agreement with Citibank N.A. Under the agreement the Fund receives a floating rate of interest and pays a respective fixed rate of interest on the nominal value of the swap. Details of the swap at June 30, 2006 are as follows:

        NOTIONAL                         FLOATING RATE*        TERMINATION          UNREALIZED
         AMOUNT        FIXED RATE     (RATE RESET MONTHLY)         DATE            APPRECIATION
      ------------     ----------     --------------------     -----------         ------------
      $100,000,000        4.01%             5.11063%           June 2, 2010         $5,617,614

----------
*     Based on Libor (London Interbank Offered Rate).

      FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

      There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At June 30, 2006, there were no open futures contracts.

                       THE GABELLI DIVIDEND & INCOME TRUST
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

      SECURITIES SOLD SHORT. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. Securities sold short at June 30, 2006 are reported within the Schedule of Investments.

      FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

      The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At June 30, 2006, there were no open forward foreign exchange contracts.

      FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

      FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

      FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

                       THE GABELLI DIVIDEND & INCOME TRUST
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

      RESTRICTED AND ILLIQUID SECURITIES. The Fund is not subject to an independent limitation on the amount it may invest in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the Securities and Exchange Commission (the "SEC") may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity.

      SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

      CUSTODIAN FEE CREDITS. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits".

      DISTRIBUTIONS TO SHAREHOLDERS. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with Federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the net asset value ("NAV") of the Fund. For the fiscal year ended December 31, 2005, reclassifications were made to decrease accumulated net investment income by $1,001,343 and to decrease accumulated distributions in excess of net realized gain on investments, swap contracts, options, and foreign currency transactions by $1,001,343.

      Distributions to shareholders of the Fund's 5.875% Series A Cumulative Preferred Stock, Series B Auction Market Cumulative Preferred Stock, Series C Auction Market Cumulative Preferred Stock, 6.00% Series D Cumulative Preferred Stock, and Series E Auction Rate Cumulative Preferred Stock ("Cumulative Preferred Stock") are recorded on a daily basis and are determined as described in Note 5.

                       THE GABELLI DIVIDEND & INCOME TRUST
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

The tax character of distributions paid during the fiscal year ended December 31, 2005 was as follows:

                                                                 COMMON       PREFERRED
                                                              ------------   -----------
            DISTRIBUTIONS PAID FROM:
            Ordinary income
              (inclusive of short-term capital gains) .....   $ 50,900,518   $ 6,746,970
            Net long-term capital gains ...................     50,796,878     6,733,232
                                                              ------------   -----------
            Total distributions paid ......................   $101,697,396   $13,480,202
                                                              ============   ===========

      PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

      As of December 31, 2005, the components of accumulated earnings/(losses) on a tax basis were as follows:

            Net unrealized appreciation on investments .............................   $184,448,340
            Net unrealized appreciation on foreign currency and swap contracts .....      2,911,373
            Net unrealized depreciation on short sales .............................         (6,133)
            Dividend payable .......................................................       (251,205)
            Undistributed ordinary income ..........................................        406,846
                                                                                       ------------
            Total ..................................................................   $187,509,221
                                                                                       ============

      The following summarizes the tax cost of investments, swap contracts, and the related unrealized appreciation/depreciation at June 30, 2006:

                                                          GROSS           GROSS        NET UNREALIZED
                                                        UNREALIZED      UNREALIZED     APPRECIATION/
                                    COST/PROCEEDS      APPRECIATION    DEPRECIATION    (DEPRECIATION)
                                    --------------     ------------    ------------    --------------
            Investments ........    $2,064,783,272     $311,275,290    $(33,860,287)    $277,415,003
            Swap contracts .....                --        5,617,614              --        5,617,614
            Short sales ........          (495,805)              --          (3,469)          (3,469)
                                                       ------------    ------------     ------------
                                                       $316,892,904    $(33,863,756)    $283,029,148
                                                       ============    ============     ============

3. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, equal on an annual basis to 1.00% of the value of the Fund's average weekly net assets including liquidation value of the preferred stock. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio and oversees the administration of all aspects of the Fund's business and affairs. The Adviser has agreed to reduce the management fee on the incremental assets attributable to the Cumulative Preferred Stock if the total return of the NAV of the common shares of the Fund, including distributions and advisory fee subject to reduction, does not exceed the stated dividend rate or corresponding swap rate of each particular series of the Cumulative Preferred Stock for the fiscal year.

      The Fund's total return on the NAV of the common shares is monitored on a monthly basis to assess whether the total return on the NAV of the common shares exceeds the stated dividend rate or corresponding swap rate of each particular series of Cumulative Preferred Stock for the period. For the six months ended June 30, 2006, the Fund's total return on the NAV of the common shares exceeded the stated dividend rate or corresponding swap rate of all outstanding Preferred Stock. Thus, management fees were accrued on these assets.

                       THE GABELLI DIVIDEND & INCOME TRUST
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

      During the six months ended June 30, 2006, the Fund paid brokerage commissions of $335,306 to Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser.

      The cost of calculating the Fund's NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended June 30, 2006, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund's NAV, which is included in miscellaneous expenses in the Statement of Operations.

      The Fund is assuming its portion of the allocated cost of the Gabelli Funds' Chief Compliance Officer in the amount of $19,230 for the six months ended June 30, 2006, which is included in payroll expenses in the Statement of Operations.

4. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the six months ended June 30, 2006, other than short-term securities, aggregated $402,168,477 and $240,568,646, respectively.

      Option contracts written by the Fund during the six months ended June 30, 2006 were as follows:

                                                         NUMBER OF
                                                         CONTRACTS    PREMIUMS
                                                         ---------    ---------
         Options outstanding at December 31, 2005 ....          --           --
         Options written .............................       3,700    $ 242,592
         Options exercised ...........................        (300)     (19,079)
         Options closed ..............................      (3,400)    (223,513)
                                                         ---------    ---------
         Options outstanding at June 30, 2006 ........          --           --
                                                         =========    =========

5. CAPITAL. The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.001). The Board has authorized the repurchase of its shares on the open market when the shares are trading at a discount of 7.5% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2006, the Fund repurchased 185,400 shares of beneficial interest in the open market at a cost of $3,396,622 and an average discount of approximately 14.06% from its NAV. All shares of beneficial interest repurchased have been retired.

      Transactions in shares of beneficial interest were as follows:

                                                                    SIX MONTHS ENDED
                                                                      JUNE 30, 2006                    YEAR ENDED
                                                                       (UNAUDITED)                 DECEMBER 31, 2005
                                                                -------------------------      -------------------------
                                                                  SHARES        AMOUNT           SHARES        AMOUNT
                                                                ---------     -----------      ---------     -----------
         Net decrease from repurchase of common shares .....     (185,400)    $(3,396,622)      (504,100)    $(9,076,752)

                       THE GABELLI DIVIDEND & INCOME TRUST
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

      The Fund's Declaration of Trust, as amended, authorizes the issuance of an unlimited number of shares of $0.001 par value Cumulative Preferred Stock. The Cumulative Preferred Stock is senior to the common shares and results in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on shares of the Cumulative Preferred Stock are cumulative. The Fund is required by the 1940 Act and by the Statements of Preferences to meet certain asset coverage tests with respect to the Cumulative Preferred Stock. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the 5.875% Series A, Series B Auction Market, Series C Auction Market, 6.00% Series D, and Series E Auction Rate Cumulative Preferred Stock at redemption prices of $25, $25,000, $25,000, $25, and $25,000, respectively, per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund's ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund's assets may vary in a manner unrelated to the fixed and variable rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

      On October 12, 2004, the Fund received net proceeds of $77,280,971 (after underwriting discounts of $2,520,000 and offering expenses of $199,029) from the public offering of 3,200,000 shares of 5.875% Series A Cumulative Preferred Stock. Commencing October 12, 2009 and thereafter, the Fund, at its option, may redeem the 5.875% Series A Cumulative Preferred Stock in whole or in part at the redemption price at any time. During the six months ended June 30, 2006, the Fund did not repurchase any shares of 5.875% Series A Cumulative Preferred Stock. At June 30, 2006, 3,200,000 shares of 5.875% Series A Cumulative Preferred Stock were outstanding and accrued dividends amounted to $91,389.

      On October 12, 2004, the Fund received net proceeds of $217,488,958 (after underwriting discounts of $2,200,000 and offering expenses of $311,042) from the public offering of 4,000 shares of Series B and 4,800 shares of Series C Auction Market Cumulative Preferred Stock, respectively. The dividend rate, as set by the auction process, which is generally held every 7 days, is expected to vary with short-term interest rates. The dividend rates of Series B Auction Market Cumulative Preferred Stock ranged from 4.14% to 5.26% for the six months ended June 30, 2006. The dividend rates of Series C Auction Market Cumulative Preferred Stock ranged from 4.10% to 5.36% for the six months ended June 30, 2006. Existing shareholders may submit an order to hold, bid, or sell such shares on each auction date. Series B and C Auction Market Cumulative Preferred Stock shareholders may also trade shares in the secondary market. The Fund, at its option, may redeem the Series B and C Auction Market Cumulative Preferred Stock in whole or in part at the redemption price at any time. During the six months ended June 30, 2006, the Fund did not redeem any shares of Series B and C Auction Market Cumulative Preferred Stock. At June 30, 2006, 4,000 and 4,800 shares of the Series B and C Auction Market Cumulative Preferred Stock were outstanding with an annualized dividend rate of 5.26% and 5.36% per share and accrued dividends amounted to $73,056 and $53,600, respectively.

      On November 3, 2005, the Fund received net proceeds of $62,727,500 (after underwriting discounts of $2,047,500 and estimated offering expenses of $225,000) from the public offering of 2,600,000 shares of 6.00% Series D Cumulative Preferred Stock. Commencing November 3, 2010 and thereafter, the Fund, at its option, may redeem the 6.00% Series D Cumulative Preferred Stock in whole or in part at the redemption price at any time. During the six months ended June 30, 2006, the Fund did not repurchase any shares of 6.00% Series D Cumulative Preferred Stock. At June 30, 2006, 2,600,000 shares of 6.00% Series D Cumulative Preferred Stock were outstanding and accrued dividends amounted to $75,833.

                       THE GABELLI DIVIDEND & INCOME TRUST
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

      On November 3, 2005, the Fund received net proceeds of $133,400,000 (after underwriting discounts of $1,350,000 and estimated offering expenses of $250,000) from the public offering of 5,400 shares of Series E Auction Rate Cumulative Preferred Stock. The dividend rate, as set by the auction process, which is generally held every 7 days, is expected to vary with short-term interest rates. The dividend rates of Series E Auction Rate Cumulative Preferred Stock ranged from 4.22% to 5.20% for the six months ended June 30, 2006. Existing shareholders may submit an order to hold, bid, or sell such shares on each auction date. Series E Auction Rate Preferred Stock shareholders may also trade shares in the secondary market. The Fund, at its option, may redeem the Series E Auction Rate Preferred Stock in whole or in part at the redemption price at any time. During the six months ended June 30, 2006, the Fund did not redeem any shares of Series E Auction Rate Preferred Stock. At June 30, 2006, 5,400 shares of Series E Auction Rate Preferred Stock were outstanding with an annualized dividend rate of 5.02% per share and accrued dividends amounted to $75,300.

      The holders of Cumulative Preferred Stock generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common shares as a single class. The holders of Cumulative Preferred Stock voting together as a single class also have the right currently to elect two Trustees and under certain circumstances are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the preferred stock, voting as a single class, will be required to approve any plan of reorganization adversely affecting the preferred stock, and the approval of two-thirds of each class, voting separately, of the Fund's outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding preferred stock and a majority (as defined in the 1940 Act) of the Fund's outstanding voting securities are required to approve certain other actions, including changes in the Fund's investment objectives or fundamental investment policies.

6. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7. OTHER MATTERS. The Adviser and/or affiliates have received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund trading practices involving certain funds managed by the Adviser. GAMCO Investors, Inc. ("GAMCO"), the Adviser's parent company, is responding to these requests for documents and testimony. In June 2006, GAMCO began discussions with the SEC regarding a possible resolution of their inquiry. Since these discussions are ongoing, it cannot be determined at this time whether they will ultimately result in a settlement of this matter. On a separate matter, in September 2005, the Adviser was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from the Adviser in connection with the actions of two of seven closed-end funds managed by the Adviser relating to Section 19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003. The Adviser believes that all of the funds are now in compliance. The Adviser believes that these matters would have no effect on the Fund or any material adverse effect on the Adviser or its ability to manage the Fund. The staff's notice to the Adviser did not relate to the Fund.

                       THE GABELLI DIVIDEND & INCOME TRUST
                              FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF                                             SIX MONTHS ENDED    YEAR ENDED DECEMBER 31,   PERIOD ENDED
BENEFICIAL INTEREST OUTSTANDING                                            JUNE 30, 2006    ------------------------   DECEMBER 31,
THROUGHOUT EACH PERIOD:                                                     (UNAUDITED)        2005          2004        2003 (g)
                                                                         ----------------    --------      --------    ------------
OPERATING PERFORMANCE:
  Net asset value, beginning of period ...............................       $  20.62        $  20.12      $  19.26      $  19.06(h)
                                                                             --------        --------      --------      --------
  Net investment income ..............................................           0.44            0.55          0.40            --
  Net realized and unrealized gain on investments ....................           1.58            1.33          1.80          0.20
                                                                             --------        --------      --------      --------
  Total from investment operations ...................................           2.02            1.88          2.20          0.20
                                                                             --------        --------      --------      --------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS: (a)
  Net investment income ..............................................          (0.09)(d)       (0.06)        (0.01)           --
  Net realized gain on investments ...................................          (0.06)(d)       (0.10)        (0.01)           --
                                                                             --------        --------      --------      --------
  Total distributions to preferred shareholders ......................          (0.15)          (0.16)        (0.02)           --
                                                                             --------        --------      --------      --------
  NET INCREASE IN NET ASSETS ATTRIBUTABLE TO COMMON
     SHAREHOLDERS RESULTING FROM OPERATIONS ..........................           1.87            1.72          2.18            --
                                                                             --------        --------      --------      --------
DISTRIBUTIONS TO COMMON SHAREHOLDERS:
  Net investment income ..............................................          (0.35)(d)       (0.48)        (0.39)           --
  Net realized gain on investments ...................................          (0.25)(d)       (0.72)        (0.24)           --
  Return of capital ..................................................             --              --         (0.57)           --
                                                                             --------        --------      --------      --------
  Total distributions to common shareholders .........................          (0.60)          (1.20)        (1.20)           --
                                                                             --------        --------      --------      --------
FUND SHARE TRANSACTIONS:
  Decrease in net asset value from common share transactions .........             --              --         (0.05)           --
  Increase in net asset value from repurchase of common shares .......           0.01            0.02            --            --
  Offering costs for common shares charged to paid-in capital ........             --              --         (0.01)           --
  Offering costs for preferred shares charged to paid-in capital .....             --           (0.04)        (0.06)           --
                                                                             --------        --------      --------      --------
  Total from capital share transactions ..............................           0.01           (0.02)        (0.12)           --
                                                                             --------        --------      --------      --------
  NET ASSET VALUE ATTRIBUTABLE TO COMMON SHAREHOLDERS,
     END OF PERIOD ...................................................       $  21.90        $  20.62      $  20.12      $  19.26
                                                                             ========        ========      ========      ========
  Net asset value total return + .....................................           9.22%           9.47%        11.56%          1.0%*
                                                                             ========        ========      ========      ========
  Market value, end of period ........................................       $  18.56        $  17.62      $  17.95      $  20.00
                                                                             ========        ========      ========      ========
  Total investment return ++ .........................................           8.81%           4.85%        (4.15)%         0.0%**
                                                                             ========        ========      ========      ========

                 See accompanying notes to financial statements.

                       THE GABELLI DIVIDEND & INCOME TRUST
                        FINANCIAL HIGHLIGHTS (CONTINUED)

SELECTED DATA FOR A SHARE OF                                      SIX MONTHS ENDED       YEAR ENDED DECEMBER 31,     PERIOD ENDED
BENEFICIAL INTEREST OUTSTANDING                                    JUNE 30, 2006        --------------------------   DECEMBER 31,
THROUGHOUT EACH PERIOD:                                             (UNAUDITED)            2005            2004        2003 (g)
                                                                  ----------------      ----------      ----------   ------------
RATIOS AND SUPPLEMENTAL DATA:
  Net assets including liquidation value of preferred shares,
    end of period (in 000's) ....................................    $2,342,750         $2,238,155      $2,006,703           --
  Net assets attributable to common shares,
    end of period (in 000's) ....................................    $1,842,750         $1,738,155      $1,706,703   $1,451,650
  Ratio of net investment income to average net assets
    attributable to common shares ...............................          4.08%(e)           2.75%           2.17%       (0.04)%(e)
  Ratio of operating expenses to average net assets
    attributable to common shares net of fee reduction ..........          1.42%(e)(f)        1.33%(f)        1.12%        1.38%(e)
  Ratio of operating expenses to average net assets including
    liquidation value of preferred shares net of fee reduction ..          1.11%(e)(f)        1.12%(f)        1.07%          --
  Portfolio turnover rate .......................................          12.7%              25.6%           33.3%         0.4%
  5.875% CUMULATIVE PREFERRED STOCK
  Liquidation value, end of period (in 000's) ...................    $   80,000         $   80,000      $   80,000           --
  Total shares outstanding (in 000's) ...........................         3,200              3,200           3,200           --
  Liquidation preference per share ..............................    $    25.00         $    25.00      $    25.00           --
  Average market value (b) ......................................    $    23.73         $    24.82      $    24.68           --
  Asset coverage per share ......................................    $   117.14         $   111.91      $   167.23           --
  AUCTION RATE SERIES B CUMULATIVE PREFERRED STOCK
  Liquidation value, end of period (in 000's) ...................    $  100,000         $  100,000      $  100,000           --
  Total shares outstanding (in 000's) ...........................             4                  4               4           --
  Liquidation preference per share ..............................    $   25,000         $   25,000      $   25,000           --
  Average market value (b) ......................................    $   25,000         $   25,000      $   25,000           --
  Asset coverage per share ......................................    $  117,137         $  111,908      $  167,225           --
  AUCTION RATE SERIES C CUMULATIVE PREFERRED STOCK
  Liquidation value, end of period (in 000's) ...................    $  120,000         $  120,000      $  120,000           --
  Total shares outstanding (in 000's) ...........................             5                  5               5           --
  Liquidation preference per share ..............................    $   25,000         $   25,000      $   25,000           --
  Average market value (b) ......................................    $   25,000         $   25,000      $   25,000           --
  Asset coverage per share ......................................    $  117,137         $  111,908      $  167,225           --
  6.00% CUMULATIVE PREFERRED STOCK
  Liquidation value, end of period (in 000's) ...................    $   65,000         $   65,000              --           --
  Total shares outstanding (in 000's) ...........................         2,600              2,600              --           --
  Liquidation preference per share ..............................    $    25.00         $    25.00              --           --
  Average market value (b) ......................................    $    24.14         $    24.72              --           --
  Asset coverage per share ......................................    $   117.14         $   111.91              --           --
  AUCTION RATE SERIES E CUMULATIVE PREFERRED STOCK
  Liquidation value, end of period (in 000's) ...................    $  135,000         $  135,000              --           --
  Total shares outstanding (in 000's) ...........................             5                  5              --           --
  Liquidation preference per share ..............................    $   25,000         $   25,000              --           --
  Average market value (b) ......................................    $   25,000         $   25,000              --           --
  Asset coverage per share ......................................    $  117,137         $  111,908              --           --
  ASSET COVERAGE (c) ............................................           469%               448%            669%          --

----------
(a) Calculated based upon average common shares outstanding on the record dates throughout the year.

(b)   Based on weekly prices.

(c)   Asset coverage is calculated by combining all series of preferred stock.

(d) Based on fiscal year to date book income. Amounts are subject to change and recharacterization at fiscal year end.

(e)   Annualized.

(f) For the six months ended June 30, 2006 and the year ended December 31, 2005, the effect of the custodian fee credits was minimal.

(g) The Gabelli Dividend & Income Trust commenced investment operations on November 28, 2003.

(h) The beginning NAV includes a $0.04 reduction for costs associated with the initial public offering.

* Based on net asset value per share at commencement of operations of $19.06 per share.

** Based on market value per share at initial public offering of $20.00 per share.

+ Based on net asset value per share, adjusted for reinvestment of distributions at prices dependent upon the relationship of the net asset value per share and the market value per share on the ex-dividend dates. Total return for periods of less than one year are not annualized.

++    Based  on  market   value  per  share,   adjusted  for   reinvestment   of
      distributions. Total return for periods of less than one year are not annualized.

                 See accompanying notes to financial statements.

                              TRUSTEES AND OFFICERS
                       THE GABELLI DIVIDEND & INCOME TRUST
                    ONE CORPORATE CENTER, RYE, NY 10580-1422

TRUSTEES

Mario J. Gabelli, CFA
   CHAIRMAN & CHIEF EXECUTIVE OFFICER,
   GAMCO INVESTORS, INC.

Anthony J. Colavita
   ATTORNEY-AT-LAW,
   ANTHONY J. COLAVITA, P.C.

James P. Conn
   FORMER CHIEF INVESTMENT OFFICER,
   FINANCIAL SECURITY ASSURANCE HOLDINGS LTD.

Mario d'Urso
   CHAIRMAN, MITTEL CAPITAL MARKETS SPA

Frank J. Fahrenkopf, Jr.
   PRESIDENT & CHIEF EXECUTIVE OFFICER,
   AMERICAN GAMING ASSOCIATION

Michael J. Melarkey
   ATTORNEY-AT-LAW,
   AVANSINO, MELARKEY, KNOBEL & MULLIGAN

Salvatore M. Salibello
   CERTIFIED PUBLIC ACCOUNTANT,
   SALIBELLO & BRODER, LLP

Edward T. Tokar
   SENIOR MANAGING DIRECTOR, BEACON TRUST COMPANY

Anthonie C. van Ekris
   CHAIRMAN, BALMAC INTERNATIONAL, INC.

Salvatore J. Zizza
   CHAIRMAN, HALLMARK ELECTRICAL SUPPLIES CORP.

OFFICERS

Bruce N. Alpert
   PRESIDENT

Carter W. Austin
   VICE PRESIDENT

Peter D. Goldstein
   CHIEF COMPLIANCE OFFICER

James E. McKee
   SECRETARY

Agnes Mullady
   TREASURER

INVESTMENT ADVISER

Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

CUSTODIAN

State Street Bank and Trust Company

COUNSEL

Skadden, Arps, Slate, Meagher & Flom, LLP

TRANSFER AGENT AND REGISTRAR

Computershare Trust Company, N.A.

STOCK EXCHANGE LISTING

                                                         5.875%          6.00%
                                         COMMON        PREFERRED       PREFERRED
                                         ------        ---------       ---------
NYSE-Symbol:                              GDV           GDV PrA         GDV PrD
Shares Outstanding:                    84,128,005      3,200,000       2,600,000

The Net Asset Value appears in the Publicly Traded Funds column, under the heading "General Equity Funds," in Sunday's The New York Times and in Monday's The Wall Street Journal. It is also listed in Barron's Mutual Funds/Closed End Funds section under the heading "General Equity Funds."

The Net Asset Value may be obtained each day by calling (914) 921-5070.

--------------------------------------------------------------------------------
For general information about the Gabelli Funds, call 800-GABELLI
(800-422-3554), fax us at 914-921-5118, visit Gabelli Funds' Internet homepage at: WWW.GABELLI.COM or e-mail us at: closedend@gabelli.com
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund's shares are trading at a discount of 7.5% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its Series A and Series D Cumulative Preferred Shares in the open market when the shares are trading at a discount to the Liquidation Value of $25.00.
--------------------------------------------------------------------------------

THE GABELLI DIVIDEND & INCOME TRUST
ONE CORPORATE CENTER
RYE, NY 10580-1422
(914) 921-5070
WWW.GABELLI.COM

                                                           SEMI-ANNUAL
                                                           JUNE 30, 2006

                                                                     GDV SA 2006

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

                                       REGISTRANT PURCHASES OF EQUITY SECURITIES
=============================================================================================================================
                                                                  (C) TOTAL NUMBER OF         (D) MAXIMUM NUMBER (OR
                                                                   SHARES (OR UNITS)        APPROXIMATE DOLLAR VALUE) OF
             (A) TOTAL NUMBER OF                                  PURCHASED AS PART OF     SHARES (OR UNITS) THAT MAY YET
              SHARES (OR UNITS)      (B) AVERAGE PRICE PAID     PUBLICLY ANNOUNCED PLANS    BE PURCHASED UNDER THE PLANS
   PERIOD         PURCHASED            PER SHARE (OR UNIT)           OR PROGRAMS                    OR PROGRAMS
=============================================================================================================================
Month #1     Common - N/A              Common - N/A               Common - N/A               Common - 84,313,405
01/01/06
through      Preferred Series A - N/A  Preferred Series A - N/A   Preferred Series A - N/A   Preferred Series A - 3,200,000
01/31/06
             Preferred Series D - N/A  Preferred Series D - N/A   Preferred Series D - N/A   Preferred Series D - 2,600,000
=============================================================================================================================
Month #2     Common - 98,800           Common - $18.3511          Common - 98,800            Common - 84,313,405 -
02/01/06                                                                                     98,800 = 84,214,605
through      Preferred Series A - N/A  Preferred Series A - N/A   Preferred Series A - N/A
02/28/06                                                                                     Preferred Series A - 3,200,000
             Preferred  Series D - N/A Preferred Series D - N/A   Preferred Series D - N/A
                                                                                             Preferred Series D- 2,600,000
=============================================================================================================================
Month #3     Common - N/A              Common - N/A               Common - N/A               Common - 84,214,605
03/01/06
through      Preferred Series A - N/A  Preferred Series A - N/A   Preferred Series A - N/A   Preferred Series A - 3,200,000
03/31/06
             Preferred Series D - N/A  Preferred Series D - N/A   Preferred Series D - N/A   Preferred Series D - 2,600,000
=============================================================================================================================
Month #4     Common - N/A              Common - N/A               Common - N/A               Common - 84,214,605
04/01/06
through      Preferred Series A - N/A  Preferred Series A - N/A   Preferred Series A - N/A   Preferred Series A - 3,200,000
04/30/06
             Preferred Series D - N/A  Preferred Series D - N/A   Preferred Series D - N/A   Preferred Series D - 2,600,000
=============================================================================================================================
Month #5     Common - N/A              Common - N/A               Common - N/A               Common - 84,214,605
05/01/06
through      Preferred Series A - N/A  Preferred Series A - N/A   Preferred Series A - N/A   Preferred Series A - 3,200,000
05/31/06
             Preferred Series D - N/A  Preferred Series D - N/A   Preferred Series D - N/A   Preferred Series D - 2,600,000
=============================================================================================================================
Month #6     Common - 86,600           Common - $18.2856          Common - 86,600            Common - 84,214,605 -
06/01/06                                                                                     86,600 = 84,128,005
through      Preferred Series A - N/A  Preferred Series A - N/A   Preferred Series A - N/A
06/30/06                                                                                     Preferred Series A - 3,200,000
             Preferred Series D - N/A  Preferred Series D - N/A   Preferred Series D - N/A
                                                                                             Preferred Series D - 2,600,000
=============================================================================================================================
Total        Common - 205,400          Common - $18.3143          Common - 205,400           N/A

             Preferred Series A - N/A  Preferred Series A - N/A   Preferred Series A - N/A

             Preferred Series D - N/A  Preferred Series D - N/A   Preferred Series D - N/A
=============================================================================================================================

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a. The date each plan or program was announced - The notice of the potential repurchase of common and preferred shares occurs quarterly in the Fund's quarterly report in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.

b. The dollar amount (or share or unit amount) approved - Any or all common shares outstanding may be repurchased when the Fund's common shares are trading at a discount of 7.5% or more from the net asset value of the shares.
         Any or all preferred shares outstanding may be repurchased when the Fund's preferred shares are trading at a discount to the liquidation value of $25.00.
c. The expiration date (if any) of each plan or program - The Fund's repurchase plans are ongoing.
d. Each plan or program that has expired during the period covered by the table - The Fund's repurchase plans are ongoing.
e. Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. - The Fund's repurchase plans are ongoing.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)     The Gabelli Dividend & Income Trust
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     September 1, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     September 1, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer


Date     September 1, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.